BANK ACQUISITION (Schedule of Pro Forma Results) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Business Acquisition [Line Items]
Net Interest Income	$ 4,009	$ 1,816	$ 12,409	$ 10,066
Net Income before tax	1,666	1,366	3,963	4,763
Tax (expense)	(583)	(478)	(1,387)	(1,667)
Net Income	$ 1,083	$ 888	$ 2,576	$ 3,096
Basic and diluted earnings per share	$ 0.30	$ 0.30	$ 0.76	$ 1.03